Jan. 02, 2025
(Allspring Asset Allocation Fund - Institutional Class) | (Asset Allocation Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[1]

[1]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.